Balances with related companies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Amounts Due from/to Related Companies
(a)	Amounts due from related companies

		2018	2017
	Note	RMB million	RMB million
Current
CSAH and its affiliates		51	9
Associates		22	18
Joint ventures		17	49

	51(c)	90	76

The amounts due from related companies are unsecured, interest free and have no fixed terms of repayment. They are expected to be recovered within one year.

(b)	Amounts paid to related companies

		2018	2017
	Note	RMB million	RMB million
Non-current
CSAH and its affiliates	30&51(c)	80	160
An associate		147	—

		227	160

(c)	Amounts due to related companies

		2018	2017
	Note	RMB million	RMB million
CSAH and its affiliates		49	50
Associates		12	1
Joint ventures		63	48
Other related companies		3	2

	51(c)	127	101